Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) $ in Thousands, $ in Thousands	Common Stock [Member] USD ($) shares		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Treasury Stock, Common [Member] USD ($) shares	Treasury Stock, Common [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022			$ 20			$ 15,686				$ (32)		$ 607		$ 16,281
Balance, shares at Dec. 31, 2022 | shares	5,006,666	[1]	5,006,666	[1]
Net income												279		279
Foreign currency translation adjustment										(52)				(52)
Balance at Jun. 30, 2023			$ 20			15,686				(84)		886		16,508
Balance, shares at Jun. 30, 2023 | shares	5,006,666	[1]	5,006,666	[1]
Balance at Dec. 31, 2023			$ 20			15,686		$ (18)		(101)		1,126		16,713
Balance, shares at Dec. 31, 2023 | shares	5,006,666	[1]	5,006,666	[1]			(9,952)	(9,952)
Net income												598	$ 441	598
Foreign currency translation adjustment										(29)			(21)	(29)
Balance at Jun. 30, 2024	$ 15		$ 20		$ 11,574	$ 15,686	$ (13)	$ (18)	$ (96)	$ (130)	$ 1,272	$ 1,724	$ 12,752	$ 17,282
Balance, shares at Jun. 30, 2024 | shares	5,006,666	[1]	5,006,666	[1]			(9,952)	(9,952)

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements